Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash	$ 308,085	$ 249,183
Amounts receivable and other assets	47,380	83,378
Marketable securities	1,026,418	18,356
Total current assets	1,381,883	350,917
Non-current assets
Restricted cash	178,487	178,143
Total assets	1,560,370	529,060
Current liabilities
Accounts payable and accrued liabilities	168,195	100,075
Balances due to a related parties	795,239	591,979
Director's loan	0	300,000
Total current liabilities	963,434	992,054
Non-current liabilities
Director's loan	570,000	512,119
Total liabilities	1,533,434	1,504,173
Shareholders' equity
Share capital	64,744,721	64,341,556
Reserves	4,834,306	5,631,897
Accumulated deficit	(69,587,867)	(70,948,566)
Total shareholders' equity	(8,840)	(975,113)
Total liabilities and shareholders' equity	$ 1,524,594	$ 529,060